Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
16. Subsequent Events
On January 29, 2024, the Company completed the January 2024 Registered Direct Offering which included the issuance and sale of an aggregate of 338,000 shares of the Company’s common stock at a purchase price of $10.075 per share in a registered direct offering priced at-the-market
under Nasdaq rules. In addition, the offering included the issuance of 1,150,834 shares of common stock in the form of pre-funded
warrants, 497,834 of which
were subsequently exercised, with a purchase price of $10.074 per share and an exercise price of $0.001 (the “January 2024
Pre-Funded
Warrants”). Additionally, the Company issued warrants to purchase up to 1,488,834 shares of common stock (the “January 2024 Common Stock Warrants”) with an exercise price of $9.95 per share. The January 2024 Common Stock Warrants will expire on July 29, 2027, which is three and
one-half
years
from the issuance date.
Further, the Company issued warrants to designees of the placement agent to purchase up to 104,218 shares of common stock (“January 2024 Placement Agent Warrants”) with an exercise price of $12.5938 per share. The January 2024 Placement Agent Warrants will expire on July 29, 2027, which is three and
one-half
years
following the commencement of sales in the January 2024 Registered Direct Offering. The Company received gross proceeds from the January 2024 Registered Direct Offering of $15.0 million with net proceeds of approximately $13.6 million after deducting $1.4 million in commissions and other transaction costs.
In connection with the January 2024 Registered Direct Offering, the Company paid H.C. Wainwright & Co., LLC, as exclusive placement agent, an aggregate cash fee equal to 7.0% of the gross proceeds received by the Company from the offering and a management fee equal to 1.0% of the gross proceeds received by the Company from the offering. The Company also paid the placement agent $25,000 for non-accountable
expenses, $50,000 for fees and expenses of legal counsel and other out-of-pocket
expenses, and $15,950 for clearing fees. Additionally, the Company issued designees of the placement agent the January 2024 Placement Agent Warrants, equal to 7.0% of the aggregate number of shares of common stock and pre-funded
warrants placed in the offering.